NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 16.	NET INCOME PER SHARE

Reconciliation of the basic and diluted net income per share was as follows:

	Amounts	Shares	Per Share
	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2011:
Net income from continuing operations attributable to common stockholders - basic	$20,126,017	10,522,432	$1.91
Preferred dividends applicable to convertible preferred stocks	427,917	1,974,732
Net income from continuing operations attributable to common stockholders - diluted	$20,553,934	12,497,164	$1.64

Net income attributable to common stockholders - basic	$17,335,442	10,522,432	$1.64
Preferred dividends applicable to convertible preferred stocks	427,917	1,974,732
Net income attributable to common stockholders - diluted	$17,763,359	12,497,164	$1.42

For the year ended December 31, 2010:
Net income from continuing operations attributable to common stockholders - basic	$12,258,733	8,445,880	$1.45
Preferred dividends applicable to convertible preferred stocks	327,721	1,803,161
Net income from continuing operations attributable to common stockholders - diluted	$12,586,454	10,249,041	$1.23

Net income attributable to common stockholders - basic	$11,502,253	8,445,880	$1.36
Preferred dividends applicable to convertible preferred stocks	327,721	1,803,161
Net income attributable to common stockholders - diluted	$11,829,974	10,249,041	$1.16